UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08743
Van Kampen Senior Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/09

Item 1.	Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 155.4%
	Aerospace/Defense 3.3%
$2,641	Alion Science and Technology Corp., Term Loan (a)	9.50%	02/06/13	$2,401,055
2,154	Apptis, Inc., Term Loan	3.50 to 3.54	12/20/12	1,917,009
2,113	Atlantic Marine Services, Term Loan	4.56	03/22/14	2,086,947
990	Booz Allen Hamilton, Inc., Term Loan (a)	7.50	07/31/15	1,001,671
8,185	IAP Worldwide Services, Inc., Term Loan (b)	9.25 to 11.50	12/30/12 to 06/28/13	6,229,405
4,405	ILC Industries, Inc., Term Loan	2.24	02/24/12	4,213,782
2,643	Primus International, Inc., Term Loan	2.75	06/07/12	2,563,907
4,819	Vangent, Inc., Term Loan	2.65	02/14/13	4,578,361
625	Wesco Aircraft Hardware Corp., Term Loan	6.00	03/28/14	527,344

				25,519,481

	Automotive 4.8%
1,585	Acument Global Technologies, Term Loan (b)	14.00	08/11/13	1,058,071
7,471	Federal-Mogul Corp., Term Loan	2.19	12/29/14 to 12/28/15	5,757,234
12,595	Ford Motor Co., Term Loan	3.25 to 3.29	12/16/13	11,256,823
7,075	Metokote Corp., Term Loan	3.25 to 5.25	11/27/11	5,660,075

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$5,530	Oshkosh Truck Corp., Term Loan	6.29 to 6.33%	12/06/13	$5,533,559
611	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	3.25	01/26/12	168,159
420	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	7.50	01/26/12	115,474
4,853	Polypore, Inc., Term Loan	2.46	07/03/14	4,543,320
3,096	Sensata Technologies, Inc., Term Loan	2.00 to 2.03	04/26/13	2,665,268
498	TRW Automotive, Inc., Term Loan	6.25	02/09/14	498,448

				37,256,431

	Banking 1.6%
13,284	Dollar Financial Corp., Term Loan	3.04 to 3.25	10/30/12	12,636,074

	Beverage, Food & Tobacco 9.6%
5,190	Acosta, Inc., Term Loan (a)	2.50	07/28/13	4,946,929
3,175	BE Foods Investments, Inc., Term Loan (b)	5.25	07/11/12	3,079,769
11,123	Coleman Natural Foods, LLC, Term Loan (b)	7.46 to 10.78	08/22/12 to 08/22/13	6,043,779
4,736	DCI Cheese Co., Term Loan	3.53	06/30/10	2,723,037

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$10,898	Dole Food Co. Inc., Term Loan	5.28 to 8.00%	04/12/13	$11,026,999
10,151	DS Waters of America, Inc., Term Loan	2.54	10/27/12	9,466,206
4,950	DSW Holdings, Inc., Term Loan	4.29	03/02/12	4,322,998
9,731	Farley’s & Sathers Candy Co., Inc., Term Loan	3.99 to 11.25	06/15/10 to 03/24/11	9,141,928
5,686	FSB Holdings, Inc., Term Loan	2.50 to 6.00	09/29/13 to 03/29/14	5,121,402
1,149	Michael Foods, Inc., Term Loan	6.50	05/01/14	1,164,489
1,097	PBM Products, LLC, Term Loan	2.50	09/29/12	1,037,079
636	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	2.99	04/02/13	429,545
6,807	Pinnacle Foods Finance LLC, Term Loan	3.00	04/02/14	6,389,905
749	Smart Balance, Inc., Term Loan	3.28	05/18/14	725,076
9,278	Wm. Wrigley Jr. Co., Term Loan	6.50	09/30/14	9,411,083

				75,030,224

	Broadcasting — Cable 10.2%
6,601	Cequel Communications, LLC, Term Loan	2.24 to 4.25	11/05/13	6,320,552

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable (continued)
$23,915	Charter Communications Operating, LLC, Term Loan (e)	6.25 to 6.75%	03/06/14 to 09/06/14	$21,619,803
11,385	CSC Holdings, Inc., Term Loan	1.30 to 2.19	02/24/12 to 03/29/16	11,014,731
4,977	DIRECTV Holdings, LLC, Term Loan	5.25	04/13/13	4,985,083
4,378	Discovery Communications Holdings, LLC, Term Loan	5.25	05/14/14	4,449,142
1,972	Knology Inc., Term Loan	3.78	06/30/14	1,927,528
4,875	MCC Iowa, LLC, Term Loan	1.98 to 6.50	01/31/15 to 01/03/16	4,571,232
4,463	Mediacom Illinois, LLC, Term Loan	1.73 to 5.50	01/31/15 to 03/31/17	4,285,900
8,250	RCN Corp., Term Loan	2.56	05/25/14	7,700,531
7,123	TWCC Holding Corp., Term Loan	7.25	09/12/15	7,241,211
6,145	UPC Broadband Holding B.V., Term Loan (Netherlands)	3.75	12/30/16	5,914,309

				80,030,022

	Broadcasting — Diversified 1.4%
8,248	Alpha Topco, Ltd., Term Loan (United Kingdom) (a)	1.24 to 3.74	12/31/13 to 06/30/14	7,396,361
4,307	Cumulus Media, Inc., Term Loan	4.25	06/11/14	3,547,858

				10,944,219

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Radio 2.2%
$6,693	CMP KC LLC, Term Loan (f)	6.25%	05/03/11	$2,041,461
13,936	CMP Susquehanna Corp., Term Loan	2.25	05/05/13	10,335,621
1,737	LBI Media, Inc., Term Loan	1.74	03/31/12	1,450,395
4,627	Multicultural Radio Broadcasting, Inc., Term Loan	2.99 to 5.99	12/18/12 to 06/18/13	3,230,734

				17,058,211

	Broadcasting — Television 3.1%
958	Barrington Broadcasting, LLC, Term Loan	4.53 to 4.71	08/12/13	766,177
2,680	FoxCo Acquisition, LLC., Term Loan	7.25	07/14/15	2,449,034
959	High Plains Broadcasting Operating Co. LLC, Term Loan	7.25	09/14/16	787,733
3,630	Newport Television LLC, Term Loan	7.25 to 8.00	09/14/16	2,983,014
3,632	Sunshine Acquisition, Ltd., Term Loan	2.73	03/20/12	3,182,477
17,553	Univision Communications Inc., Term Loan	2.53	09/29/14	14,086,451

				24,254,886

	Buildings & Real Estate 2.1%
2,500	El Ad IDB Las Vegas, LLC, Term Loan	2.99	08/09/12	1,378,125
14,820	Ginn LA CS Borrower, LLC, Term Loan (d)	6.20 to 7.75	06/08/11	1,259,700

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$6,000	Ginn LA CS Borrower, LLC, Term Loan (d)(f)	10.20%	06/08/12	$10,002
6,638	Kuilima Resort Co., Term Loan (b)(d)(f)	20.25	09/30/11	0
113	Kuilima Resort Co. , Term Loan (b)(d)(f)(g)	30.25	10/01/08	0
3,000	Kyle Acquisition Group, LLC, Term Loan (d)	4.00	07/20/11	219,999
2,200	Kyle Acquisition Group, LLC, Term Loan (d)(g)	5.75	07/20/09	161,333
602	Lake At Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	14.35	06/20/12	17,554
6,078	Lake At Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	15.35 to 20.00	10/01/10 to 12/22/12	177,290
1,000	Lake At Las Vegas Joint Venture, LLC, Term Loan (b)(e)	9.74	12/31/09	550,000
4,235	NLV Holdings, LLC, Term Loan (b)(e)	4.25 to 12.50	05/09/11 to 05/09/12	633,750
6,703	Realogy Corp., Term Loan	3.25 to 3.29	10/10/13	5,634,892
2,000	South Edge, LLC, Term Loan (d)	5.50	10/31/09	615,000
1,908	South Edge, LLC, Term Loan (d)(g)	5.25	10/31/08	601,023

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$540	Standard Pacific Corp., Term Loan	2.19%	05/05/13	$450,900
5,946	Tamarack Resorts LLC, Term Loan (d)	7.50 to 8.05	05/19/11	550,005
497	Tamarack Resorts LLC, Term Loan (d)(g)	20.25	07/02/09	397,521
2,924	WCI Communities, Inc., Term Loan (b)	10.00 to 11.00	09/03/14 to 09/02/16	2,740,519
1,010	Yellowstone Mountain Club, LLC, Term Loan	6.00	07/16/14	848,493
2,866	Yellowstone Mountain Club, LLC, Term Loan (d)(e)(f)	4.63	09/30/10	0

				16,246,106

	Business Equipment & Services 4.1%
3,609	First American Payment Systems, LP, Term Loan	3.25	10/06/13	3,175,920
2,152	GSI Holdings, LLC, Term Loan	3.38	08/01/14	1,775,357
1,386	InfoUSA, Inc., Term Loan	2.29	02/14/12	1,340,644
2,500	KAR Holdings, Inc., Term Loan	2.50	10/18/13	2,400,000
5,523	NCO Financial Systems, Term Loan	7.50	05/15/13	5,353,502

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Business Equipment & Services (continued)
$13,669	Nielsen Finance LLC, Term Loan	2.24%	08/09/13	$12,660,908
3,909	RGIS Holdings LLC, Term Loan	2.75 to 2.78	04/30/14	3,483,992
172	Sedgwick CMS Holdings, Inc., Term Loan	2.53	01/31/13	162,570
1,955	SMG Holdings, Inc., Term Loan	3.25 to 4.12	07/27/14	1,759,500

				32,112,393

	Chemicals, Plastics & Rubber 9.5%
4,147	Ashland Chemicals, Term Loan (a)	6.50 to 7.65	11/13/13 to 05/13/14	4,204,903
2,400	Brenntag Holding GmbH & Co., Term Loan (Germany)	4.25	07/07/15	2,251,999
1,330	Celanese Holdings, LLC, Term Loan	2.04	04/02/14	1,247,408
893	Cristal Inorganic Chemicals US, Inc., Term Loan	2.53	05/15/14	821,106
5,417	Georgia Gulf Corp., Term Loan	10.00	10/03/13	5,418,890
11,838	Hexion Specialty Chemicals, Inc., Term Loan	2.56	05/06/13	9,392,659
8,945	Huntsman International, LLC, Term Loan	1.99 to 2.49	04/21/14 to 06/30/16	8,205,466
9,701	Kraton Polymers, LLC, Term Loan	2.31	05/13/13	9,230,580

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$74	Lyondell Chemical Co., Revolving Credit Agreement (e)	3.74 to 5.75%	12/22/14	$42,715
17,802	Lyondell Chemical Co., Term Loan (e)	3.74 to 13.00	02/03/10 to 12/22/14	11,752,937
4,745	Nalco Co., Term Loan	6.50	05/13/16	4,833,924
4,938	PQ Corp., Term Loan	3.50 to 3.54	07/30/14	4,419,063
1,588	Rockwood Specialties Group, Inc., Term Loan	4.50	07/30/12	1,603,834
5,938	Solutia, Inc., Term Loan	7.25	02/28/14	6,040,794
5,733	Univar, Inc., Term Loan	3.24	10/10/14	5,234,643

				74,700,921

	Construction Material 1.0%
11,116	Axia, Inc., Term Loan (b)	5.00	12/21/12	2,500,993
4,173	Building Materials Holding Corp., Term Loan (d)(e)	6.50	11/10/11	1,283,252
2,825	Contech Construction Products, Inc., Term Loan	2.25	01/31/13	2,542,909
1,500	Custom Building Products, Inc., Term Loan	10.75	04/20/12	1,430,625

				7,757,779

	Containers, Packaging & Glass 4.0%
2,439	Anchor Glass Container Corp., Term Loan (a)	6.75	06/20/14	2,445,655

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$3,418	Berlin Packaging LLC, Term Loan	3.25 to 3.29%	08/17/14	$2,751,714
3,837	Berry Plastics Group, Inc., Term Loan	2.30	04/03/15	3,305,918
7,554	Graham Packaging Co., L.P., Term Loan	2.50 to 6.75	10/07/11 to 04/05/14	7,569,518
1,346	Graphic Packaging International, Inc., Term Loan	2.25 to 2.29	05/16/14	1,282,937
6,605	Kranson Industries, Inc., Term Loan	2.49 to 4.50	07/31/13	6,275,037
5,810	Packaging Dynamics Operating Co., Term Loan	2.24	06/09/13	4,560,742
4,045	Pertus Sechzehnte GmbH, Term Loan (Germany)	2.62 to 2.87	06/13/15 to 06/13/16	3,009,462
825	Tegrant Holding Corp., Term Loan	5.79	03/08/15	330,000

				31,530,983

	Diversified Manufacturing 0.9%
2,311	Arnold Magnetic Technologies Corp., Term Loan (f)	9.00	03/07/11 to 03/06/12	1,599,257
5,822	MW Industries, Inc., Term Loan (f)	3.30 to 6.75	11/01/13	5,371,350

				6,970,607

	Durable Consumer Products 0.3%
2,502	Brown Jordan International, Inc., Term Loan	4.24 to 6.25	04/30/12	2,051,530

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Ecological 0.5%
$1,471	Energy Solutions, LLC, Term Loan	4.00%	05/28/13	$1,467,045
1,566	Environmental Systems Products Holdings, Term Loan (f)	13.50	09/12/12	1,456,173
1,100	Synagro Technologies, Inc., Term Loan	4.99	10/02/14	698,500

				3,621,718

	Education & Child Care 3.6%
2,736	Bright Horizons Family Solutions, Inc., Revolving Credit Agreement	3.50 to 5.75	05/28/14	2,571,840
2,451	Bright Horizons Family Solutions, Inc., Term Loan	6.25	05/28/15	2,452,914
10,348	Cengage Learning Holdings II, LP, Term Loan	2.74 to 7.50	07/03/14	9,025,540
416	Educate, Inc., Term Loan	2.53 to 5.54	06/14/13 to 06/16/14	370,760
3,352	Education Management LLC, Term Loan	2.06	06/03/13	3,150,299
12,250	Nelson Education, Ltd., Term Loan (Canada)	2.78	07/05/14	10,780,000

				28,351,353

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics 3.7%
$913	Aeroflex, Inc., Term Loan	3.50 to 3.75%	08/15/14	$850,212
4,309	Edwards Ltd., Term Loan (Cayman Islands) (b)	2.24 to 6.78	05/31/14 to 11/30/14	2,951,221
330	H3C Holdings, Ltd., Term Loan (Cayman Islands)	3.64	09/28/12	315,150
5,849	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.00	07/28/12	5,161,491
930	Kronos, Inc., Term Loan	2.28	06/11/14	877,739
1,402	Mantinvest 2 SAS, Term Loan (France)	2.97 to 3.22	06/23/14 to 06/22/15	1,037,514
7,276	Open Solutions, Inc., Term Loan	2.41	01/23/14	5,905,386
582	Stratus Technologies, Inc., Term Loan	4.04	03/29/11	490,820
158	SunGard Data Systems, Inc., Revolving Credit Agreement	4.25	08/11/11	138,183
9,897	SunGard Data Systems, Inc., Term Loan	1.99 to 6.75	02/28/14 to 02/26/16	9,641,097
2,216	Verint Systems, Inc., Term Loan	3.50	05/25/14	2,027,710

				29,396,523

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure 6.9%
$3,881	Bombardier Recreational Products, Inc., Term Loan (Canada)	3.00%	06/28/13	$2,726,457
3,763	Cedar Fair, LP, Term Loan	2.24 to 6.25	02/17/12 to 02/17/14	3,646,032
2,377	Cinemark USA, Inc., Term Loan	2.00 to 2.21	10/05/13	2,260,341
7,051	Fender Musical Instruments Corp., Term Loan	2.54	06/09/14	6,029,005
2,300	Gibson Guitar Corp., Term Loan	2.78	12/29/13	2,064,545
6,000	Hicks Sports Group, LLC, Term Loan (d)	6.75	12/22/10	5,040,000
4,404	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement (d)	5.00	04/08/10	2,378,077
15,308	Metro-Goldwyn-Mayer Studios Inc., Term Loan (d)	20.50	04/08/12	8,496,052
4,800	Mets, LP, Term Loan	2.24	07/25/10	4,296,000
2,030	Playcore Holdings, Inc., Term Loan	2.81 to 4.75	02/21/14	1,847,585
2,301	Regal Cinemas, Corp., Term Loan	4.03	10/28/13	2,285,747
3,400	Ticketmaster Entertainment, Inc., Term Loan	3.55	07/25/14	3,349,000

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
$2,563	True Temper Sports, Inc., Revolving Credit Agreement (g)	7.50%	03/15/09	$1,960,504
8,103	True Temper Sports, Inc., Term Loan	7.50	03/15/11	7,424,153
4,250	True Temper Sports, Inc., Term Loan (d)	6.60	06/30/11	658,750

				54,462,248

	Farming & Agriculture 0.4%
3,000	WM. Bolthouse Farms, Inc., Term Loan	5.74	12/16/13	2,842,500

	Finance 9.7%
718	Fidelity National Information Solutions, Inc., Term Loan	4.47	01/18/12	717,249
30,207	First Data Corp., Term Loan	2.99 to 3.04	09/24/14	25,982,135
4,512	Grosvenor Capital Management Holdings, LLP, Term Loan	2.25	12/05/13	4,105,935
5,531	iPayment, Inc., Term Loan	2.24 to 2.28	05/10/13	5,054,340
6,886	LPL Holdings, Inc., Term Loan	1.99 to 2.03	06/28/13	6,507,200
3,247	Metavante Corp., Term Loan	3.73	11/01/14	3,244,770
9,295	National Processing Co. Group, Inc., Term Loan	7.00 to 10.75	09/29/13 to 09/29/14	8,437,000

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$5,740	Nuveen Investments, Inc., Term Loan	3.28%	11/13/14	$4,970,615
10,040	Oxford Acquisition III, Ltd., Term Loan (United Kingdom)	2.28	05/12/14	8,350,273
7,242	RJO Holdings Corp., Term Loan	3.25 to 7.00	07/12/14 to 07/12/15	3,563,898
6,100	Transfirst Holdings, Inc., Term Loan (b)	3.04 to 7.04	06/15/14 to 06/15/15	5,154,530

				76,087,945

	Grocery 0.9%
7,196	Roundy’s Supermarkets, Inc., Term Loan	3.51 to 6.25	11/03/13	7,099,743

	Health & Beauty 1.2%
4,756	American Safety Razor Co., Term Loan	2.54 to 6.54	07/31/13 to 01/30/14	4,145,668
7,508	Marietta Intermediate Holding Corp, Term Loan (b)	5.25 to 12.00	11/30/10 to 12/31/12	1,747,362
4,094	Philosophy, Inc., Term Loan	2.25	03/16/14	3,459,060

				9,352,090

	Healthcare 16.0%
3,716	American Medical Systems, Inc., Term Loan	2.50	07/20/12	3,614,061
2,992	Capella Healthcare, Inc., Term Loan	5.75	03/02/15	2,940,038

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$150	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	2.13 to 2.50%	04/10/13	$123,575
3,849	Catalent Pharma Solutions, Term Loan	2.49	04/10/14	3,356,382
23,312	Community Health Systems, Inc., Term Loan	2.49 to 2.62	07/25/14	21,534,180
6,073	DSI Renal, Inc., Term Loan (b)	4.31	03/31/13	5,192,492
3,741	Fresenius SE, Term Loan (Germany)	6.75	09/10/14	3,781,929
430	Genoa Healthcare Group, LLC, Term Loan	5.75	08/10/12	387,106
22,903	HCA, Inc., Term Loan	1.78 to 2.53	11/16/12 to 11/18/13	21,375,342
4,313	HCR Healthcare, LLC, Term Loan	2.74 to 2.75	12/22/14	4,050,160
10,542	Health Management Associates, Inc., Term Loan	2.03	02/28/14	9,805,354
1,496	HealthSouth Corp., Term Loan	2.54 to 4.05	03/11/13 to 03/15/14	1,428,739
10,752	Inverness Medical Innovations, Inc., Term Loan	2.24 to 2.28	06/26/14	10,187,994
6,079	Life Technologies Corp., Term Loan	5.25	11/20/15	6,121,849
9,307	Multiplan, Inc., Term Loan	2.75	04/12/13	8,813,636

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$1,931	Select Medical Corp., Term Loan	2.41%	02/24/12	$1,862,617
2,318	Sun Healthcare Group, Inc., Term Loan	2.28 to 2.52	04/21/14	2,193,387
336	Surgical Care Affiliates, LLC, Revolving Credit Agreement	1.75 to 2.04	06/28/13	285,600
10,238	Surgical Care Affiliates, LLC, Term Loan	2.30	12/29/14	9,410,095
5,843	United Surgical Partners, International, Inc., Term Loan	2.25 to 2.29	04/19/14	5,468,138
3,690	Viant Holdings, Inc., Term Loan	2.54	06/25/14	3,597,353

				125,530,027

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.9%
5,361	Generation Brands, LLC, Term Loan (b)	7.54	06/20/13	1,018,633
923	Hunter Fan Co., Revolving Credit Agreement	6.75	04/16/13	445,833
2,117	Hunter Fan Co., Term Loan	2.75 to 7.00	04/16/14 to 10/16/14	1,329,369
2,584	Mattress Holdings Corp., Term Loan	2.54	01/18/14	1,808,730
3,423	National Bedding Co. LLC, Term Loan	5.31	02/28/14	2,772,946

				7,375,511

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming 8.5%
$6,381	BLB Worldwide Holdings, Inc., Term Loan (b)	4.75%	07/18/11	$3,860,555
1,250	BLB Worldwide Holdings, Inc., Term Loan(b)(d)	6.50	07/18/12	84,375
748	Cannery Casino Resorts, LLC, Revolving Credit Agreement	2.24 to 2.25	05/18/12	586,966
7,445	Cannery Casino Resorts, LLC, Term Loan	2.49 to 4.50	05/18/13 to 05/16/14	6,324,981
3,276	CCM Merger, Inc., Term Loan	8.50	07/13/12	3,123,364
6,750	Golden Nugget, Inc., Term Loan	2.25 to 3.50	06/30/14 to 12/31/14	4,315,350
8,751	Greektown Casino, LLC, Term Loan (d)(e)	7.00	12/03/12	8,543,342
2,886	Greektown Holdings, LLC, Term Loan (b)	16.75	12/31/09	2,903,552
15,105	Harrah’s Operating Co., Inc., Term Loan	3.28 to 9.50	01/28/15 to 10/31/16	12,152,919
10,032	Las Vegas Sands LLC, Term Loan	2.04	05/23/14	8,188,912
4,923	Magnolia Hill, LLC, Term Loan	3.50	10/30/13	4,381,124
2,739	MGM Mirage, Term Loan	6.00	10/03/11	2,505,914
2,864	New World Gaming Partners Holdings, Ltd., Term Loan	2.79	09/30/14	2,373,806

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$8,040	Venetian Macau, Ltd., Term Loan	5.79%	05/25/12 to 05/27/13	$7,473,573

				66,818,733

	Insurance 3.9%
3,904	Alliant Holdings I, Inc., Term Loan	3.28	08/21/14	3,640,015
8,045	AmWins Group, Inc., Term Loan	2.79 to 2.88	06/08/13	6,576,876
600	Applied Systems, Inc., Term Loan	2.74	09/26/13	570,015
2,347	Audatex North America, Inc., Term Loan	2.06	05/16/14	2,254,554
3,030	Conseco, Inc., Term Loan	6.50	10/10/13	2,744,571
825	HMSC Corp., Term Loan	5.78	10/03/14	441,375
3,897	Mitchell International, Inc., Term Loan	5.56	03/30/15	2,649,745
6,019	USI Holdings Corp., Term Loan	3.04	05/05/14	5,241,728
6,813	Vertafore, Inc., Term Loan	5.50 to 6.39	01/31/13 to 07/31/14	6,525,438

				30,644,317

	Machinery 1.5%
4,253	Baldor Electric Co., Term Loan (a)	5.25	01/31/14	4,250,263
4,930	Goodman Global Inc., Term Loan	6.25	02/13/14	4,946,022

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Machinery (continued)
$2,938	Mold-Masters Luxembourg Holdings SA, Term Loan	7.00%	10/11/14	$2,446,214

				11,642,499

	Medical Products & Services 2.2%
6,714	Biomet Inc., Term Loan	3.25 to 3.29	03/25/15	6,464,798
8,238	Carestream Health, Inc., Term Loan	2.24 to 2.25	04/30/13	7,724,215
3,059	DJO Finance, LLC, Term Loan	3.24 to 3.28	05/20/14	2,955,499
453	Orthofix Holdings, Inc., Term Loan	6.75	09/22/13	449,024

				17,593,536

	Mining, Steel, Iron & Non-Precious Metals 0.1%
495	John Maneely Co., Term Loan	3.50 to 3.53	12/09/13	454,692

	Natural Resources 0.1%
1,180	Western Refining, Inc., Term Loan	8.25	05/30/14	1,152,604

	Non-Durable Consumer Products 3.6%
3,997	Amscan Holdings, Inc., Term Loan (a)	2.50 to 3.38	05/25/13	3,631,061
5,273	Huish Detergents, Inc., Term Loan	2.00	04/26/14	5,079,504
6,723	KIK Custom Products, Inc., Term Loan	2.54 to 5.28	06/02/14 to 11/30/14	4,049,050
2,708	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	1,557,143
9,895	Spectrum Brands, Inc., Term Loan	8.00 to 8.75	06/29/12	9,702,217

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Non-Durable Consumer Products (continued)
$2,200	Targus Group International, Inc., Term Loan (d)	10.75%	05/22/13	$660,000
3,955	Yankee Candle Co., Inc., Term Loan	2.25	02/06/14	3,702,753

				28,381,728

	Paper & Forest Products 1.1%
2,400	Ainsworth Lumber Co, Ltd, Term Loan (a)	5.25	06/26/14	1,888,001
1,805	Georgia Pacific Corp., Term Loan	2.28 to 3.71	12/20/12 to 12/20/14	1,762,018
2,183	Tidi Products, LLC, Term Loan (f)	3.26 to 4.74	12/29/11 to 06/29/12	2,084,291
400	Verso Paper Holding, LLC, Term Loan (b)	6.73 to 7.48	02/01/13	138,532
7,375	White Birch Paper Co., Term Loan (Canada) (b)(d)	7.00	05/08/14	2,489,167

				8,362,009

	Pharmaceuticals 1.9%
6,500	Mylan Laboratories, Inc., Term Loan	3.50 to 3.56	10/02/14	6,337,500
5,419	Nyco Holdings 2 ApS, Term Loan (Denmark)	2.53 to 3.28	12/29/14 to 12/29/15	5,024,488
3,500	Warner Chilcott, LLC, Term Loan	5.50 to 5.75	10/30/14 to 04/30/15	3,511,211

				14,873,199

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing 5.5%
$4,038	Cygnus Business Media, Inc., Term Loan	9.75%	06/30/13	$3,997,847
2,354	Dex Media West, LLC, Term Loan (e)	7.00	10/24/14	2,079,468
11,260	Endurance Business Media, Inc., Term Loan (d)(f)	4.75 to 11.25	07/26/13 to 01/26/14	3,486,805
11,623	F&W Publications, Inc., Term Loan (d)	6.50	08/05/12 to 02/05/13	3,911,867
9,173	Gatehouse Media Inc., Term Loan	2.25	08/28/14	3,569,925
1,241	Idearc, Inc., Term Loan (d)(e)	6.25	11/17/14	567,497
1,586	Knowledgepoint 360 Group, LLC, Term Loan	3.68 to 7.43	04/14/14 to 04/13/15	1,089,148
1,656	MC Communications, LLC, Term Loan (b)(f)	6.75	12/31/12	948,973
3,066	MediaNews Group, Inc., Term Loan	6.74	12/30/10 to 08/02/13	948,574
3,254	Merrill Communications, LLC, Term Loan (b)	12.75 to 15.00	11/15/13	1,879,015
5,368	Network Communications, Inc., Term Loan	2.24 to 3.22	11/30/12	3,730,465
469	Proquest CSA, LLC, Term Loan	2.76 to 2.79	02/09/14	452,344
66,667	Tribune Co., Bridge Loan (d)(e)(f)	8.25	12/20/15	1,333,333
17,662	Tribune Co., Term Loan (d)(e)	5.25	06/04/14	8,367,168

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$9,373	Yell Group PLC, Term Loan (United Kingdom)	2.53 to 3.28%	04/30/11 to 10/26/12	$6,818,457

				43,180,886

	Restaurants & Food Service 2.8%
4,424	Advantage Sales & Marketing, Inc., Term Loan (a)	2.29	03/29/13	4,213,882
8,679	Aramark Corp., Term Loan (a)	2.12 to 2.16	01/27/14	7,981,263
3,084	Center Cut Hospitality, Inc., Term Loan	2.89	07/06/14	2,883,880
4,516	NPC International, Inc., Term Loan	2.00 to 2.04	05/03/13	4,296,050
2,565	Volume Services America, Inc., Term Loan	9.25	12/31/12	2,475,267

				21,850,342

	Retail — Oil & Gas 0.5%
4,184	The Pantry, Inc., Term Loan	1.75	05/15/14	3,966,686

	Retail — Stores 2.7%
3,491	Dollar General Corp., Term Loan	2.99 to 5.00	07/07/14	3,345,288
7,462	General Nutrition Centers, Inc., Term Loan	2.50 to 2.54	09/16/13	6,926,007
3,819	Guitar Center, Inc., Term Loan	3.75	10/09/14	3,184,073
5,062	Rite Aid Corp., Term Loan	6.00	06/04/14	4,758,686

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail — Stores (continued)
$2,970	Sally Holdings, Inc., Term Loan	2.49 to 2.62%	11/16/13	$2,836,066

				21,050,120

	Telecommunications — Local Exchange Carriers 1.7%
3,342	Global Tel*Link Corp., Term Loan	9.00	02/14/13	3,283,732
4,990	Intelsat Corp., Term Loan	2.75	01/03/14	4,725,417
836	Orius Corp., LLC, Term Loan (c)(d)(e)(f)(g)	6.75	01/23/09	8,108
618	Orius Corp., LLC, Term Loan (c)(d)(e)(f)	7.25	01/23/10	5,996
1,166	Paetec Holding Corp., Term Loan	2.74	02/28/13	1,108,835
4,618	Sorenson Communications, Inc., Term Loan	2.75 to 7.24	08/16/13 to 02/16/14	4,357,024

				13,489,112

	Telecommunications — Long Distance 0.7%
6,017	Level 3 Communications, Inc., Term Loan	2.53 to 11.50	03/13/14	5,527,487

	Telecommunications — Wireless 2.3%
6,772	Asurion Corp., Term Loan (a)	3.24 to 3.25	07/03/14	6,439,612
4,057	CommScope, Inc., Term Loan	2.74 to 2.78	12/26/14	3,933,637
740	MetroPCS Wireless, Inc., Term Loan	2.50 to 2.75	11/04/13	696,639
6,818	NTELOS Inc., Term Loan	5.75	08/07/15	6,866,475

				17,936,363

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Textiles & Leather 2.5%
$5,959	Gold Toe Investment Corp., Term Loan	8.50 to 11.75%	10/30/13 to 04/30/14	$4,194,520
1,359	HanesBrands, Inc., Term Loan	5.03	09/05/13	1,367,410
4,650	HBI Branded Apparel Ltd., Inc., Term Loan	3.99	03/05/14	4,504,688
4,850	Levi Strauss & Co., Term Loan	2.50	03/27/14	4,474,125
3,345	Saint John Knits International, Inc., Term Loan	9.25	03/23/12	2,709,192
2,973	Varsity Brands, Inc., Term Loan	3.00 to 4.75	02/22/14	2,526,874

				19,776,809

	Transportation — Cargo 0.2%
948	Cardinal Logistics Management, Inc., Term Loan (b)(f)	12.50	09/23/13	652,104
926	JHCI Acquisitions, Inc., Term Loan	2.75	06/19/14	795,489

				1,447,593

	Utilities 11.7%
1,647	Bicent Power, LLC, Term Loan	2.29	06/30/14	1,535,750
544	Boston Generating, LLC, Term Loan	2.53 to 2.72	12/20/13	388,200
4,957	BRSP, LLC, Term Loan	7.50	06/24/14	4,659,570
25,936	Calpine Corp., Term Loan	3.17	03/29/14	23,764,184
13,098	Firstlight Power Resources, Inc., Term Loan	2.81 to 4.81	11/01/13 to 05/01/14	11,560,790

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$5,500	Longview Power, LLC, Term Loan	2.56%	02/28/14	$4,950,000
187	Mach Gen, LLC, Term Loan	2.28	02/22/13	174,300
14,889	NRG Energy, Inc., Term Loan	1.99 to 2.03	02/01/13	14,045,576
1,772	NSG Holdings, LLC, Term Loan	1.80	06/15/14	1,683,008
6,113	Primary Energy Operating, LLC, Term Loan	11.00	02/24/10	5,899,367
15,205	Texas Competitive Electric Holdings Co., LLC, Term Loan	3.74 to 3.78	10/10/14	11,727,944
260	TPF Generation Holdings, LLC, Revolving Credit Agreement	2.29	12/15/11	248,062
7,779	TPF Generation Holdings, LLC, Term Loan	2.24 to 4.53	12/15/13 to 12/15/14	6,984,838
4,419	USPF Holdings, LLC, Term Loan	2.00	04/11/14	4,197,581

				91,819,170

Total Variable Rate** Senior Loan Interests 155.4%				1,218,187,410

	Notes 3.1%
	Chemicals, Plastics & Rubber 0.1%
1,048	Wellman, Inc. (b)(f)	5.00	01/30/19	1,048,000

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material 1.0%
$5,800	Builders FirstSource, Inc. (i)	4.69%	02/15/12	$5,626,000
2,700	Compression Polymers Corp. (i)	7.87	07/01/12	2,281,500

				7,907,500

	Containers, Packaging & Glass 0.2%
1,500	Berry Plastics Group, Inc. (i)	5.03	02/15/15	1,387,500

	Ecological 0.0%
560	Environmental Systems Products Holdings, Inc. (f)	18.00	03/31/15	0

	Healthcare 0.9%
6,167	Apria Healthcare Group, Inc.	11.25	11/01/14	6,706,250

	Hotels, Motels, Inns & Gaming 0.3%
2,000	Wynn Las Vegas, LLC	6.63	12/01/14	1,910,000

	Paper & Forest Products 0.1%
1,500	Verso Paper Holding, LLC (i)(j)	4.23	08/01/14	990,000

	Telecommunications — Local Exchange Carriers 0.5%
4,500	Qwest Corp. (i)	3.55	06/15/13	4,207,500

Total Notes 3.1%				24,156,750

Equities 0.4%
Building Materials Holding Corp. (Warrants for 27,689 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0) (f)(k)(l)				0

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Description	Value

Equities (continued)
Comdisco Holdings Co., Inc. (7 common shares, Acquired 09/04/08, Cost $68) (k)(l)	$59
CTM Media Holdings, Inc. (2,543 common shares, Acquired 09/15/09, Cost $35,444) (k)	1,908
Cygnus Business Media Inc. (5,882 common shares, Acquired 09/29/09, Cost $1,251,821) (f)(h)(k)	1,251,821
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired 09/27/07, Cost $0) (f)(k)(l)	0
Environmental Systems Products Holdings, Inc. (4,275 preferred shares, Acquired 09/27/07, Cost $106,875) (f)(k)(l)	0
Euramax International, Inc. (4,207 common shares, Acquired 07/09/09, Cost $4,543,100) (f)(k)	136,731
Gentek, Inc. (Canada) (Warrants for 821 common shares, Expiration date 11/10/10, Acquired 10/17/06, Cost $0) (k)	41,707
IAP Worldwide Services, Inc. (Warrants for 17,576 common shares, Expiration date 06/11/15, Acquired 06/18/2008, Cost $0) (f)(k)(l)	0
IAP Worldwide Services, Inc. (Warrants for 39,841 common shares, Expiration date 06/12/15, Acquired 06/18/2008, Cost $0) (f)(k)(l)	0
IDT Corp. (7,632 common shares, Acquired 01/29/04, Cost $0) (k)	29,917
MC Communications, LLC (333,084 common shares, Acquired 07/08/09, Cost $0) (f)(k)	0
Newhall Holding Co., LLC (343,321 common shares, Acquired 08/24/09, Cost $3,096,884) (k)	635,144
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (f)(k)(l)	0
Vitruvian Exploration, LLC (40,110 common shares, Acquired 10/19/09, Cost $1,717,401) (f)(k)	288,792

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Description	Value

Equities (continued)
WCI Communities, Inc. (6,756 common shares, Acquired 09/23/09, Cost $759,755) (k)	$472,920
Wellman, Inc. (1,048 common shares, Acquired 02/12/09 & 06/16/09, Cost $2,941,862) (f)(k)	497,800

Total Equities 0.4%	3,356,799

Total Long-Term Investments 158.9% (Cost $1,548,410,997)	1,245,700,959
Time Deposit 1.3%
State Street Bank & Trust Co. ($10,002,530 par, 0.01% coupon, dated 10/31/09, to be sold on 11/02/09 at $10,002,536) (a) (Cost $10,002,530)	10,002,530

Total Investments 160.2% (Cost $1,558,413,527)	1,255,703,489

Borrowings (13.6%)	(107,000,000)

Preferred Shares (including accrued distributions) (44.7%)	(350,067,115)

Liabilities in Excess of Other Assets (1.9%)	(14,571,423)

Net Assets 100.0%	$784,064,951

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	Senior loan is past due.

(h)	Affiliated company.

(i)	Variable rate security. Interest rate shown is that in effect at October 31, 2009.

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

(j)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(k)	Non-income producing security.

(l)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration.

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Ratings Allocation as of 10/31/09 (Unaudited)
BBB/Baa	4.3%
BB/Ba	35.9%
B/B	31.4%
CCC/Caa	8.0%
CC/Ca	0.2%
C/C	0.8%
Non-Rated	19.4%
Ratings allocations are as a percentage of long-term debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued
Swap agreements outstanding as of October 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity *
Goldman Sachs International	Calpine Corp.	Sell	5.000%	03/20/10	$1,500	$(165,000)	$13,003	B
Goldman Sachs International	Calpine Corp.	Sell	5.000	03/20/11	2,000	(65,000)	(28,774)	B
Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	2.850	06/20/10	5,000	0	(149,346)	B-
Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	5.000	06/20/10	3,000	(97,500)	(43,750)	B-

Total Credit Default Swaps						$(327,500)	$(208,867)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							50,000

Total Swap Agreements							$(158,867)

*	Credit rating as issued by Standard and Poor’s (Unaudited).
Security Valuation The Trust’s Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust’s portfolio. The fair value of Senior Loans are reviewed and approved by the Trust’s Valuation Committee and the Board of Trustees. Credit default swaps are valued using market quotations obtained from brokers. Equity securities are valued on the basis of prices furnished by pricing services or

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued
as determined in good faith by the Adviser under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Trust adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Trust may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
Credit default swaps may involve greater risks than if a Trust had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Trust will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Trust pays a monthly fee to the counterparty based on the effective rate for Federal Funds.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued
The following is a summary of the inputs used as of October 31, 2009 in valuing the Trust’s investments carried at value.

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
Investment	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Variable Rate Senior Loan Interests	$—	$1,199,189,556	$18,997,854	$1,218,187,410
Notes	—	23,108,750	1,048,000	24,156,750
Equities
Buildings & Real Estate	1,108,064	—	—	1,108,064
Chemicals, Plastics & Rubber	—	—	497,800	497,800
Diversified Manufacturing	—	—	136,731	136,731
Finance	59	—	—	59
Natural Resources	—	—	288,792	288,792
Paper & Forest Product	41,707	—	—	41,707
Printing & Publishing	—	—	1,251,821	1,251,821
Telecommunications -	31,825	—	—	31,825
Local Exchange Carriers
Short-term Investments	—	10,002,530	—	10,002,530
Credit Default Swap	—	13,003	—	13,003
Unfunded Commitments	—	11,302	—	11,302

Total Investments in an Asset Position	$1,181,655	$1,232,325,141	$22,220,998	$1,255,727,794

Investments in a Liability Position:
Unfunded Commitments	$—	$(8,696,949)	$—	$(8,696,949)
Credit Default Swap	—	(221,870)	—	(221,870)

Total Investments in a Liability Position	$—	$(8,918,819)	$—	$(8,918,819)

Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities
			Equities
					Hotels,
	Variable Rate		Chemicals,		Motels,
	Senior Loan		Plastics &	Diversified	Inns &	Natural	Printing &		Unfunded
	Interests	Notes	Rubber	Manufacturing	Gaming	Resources	Publishing	Total	Commitments
Balance as of 7/31/09	$26,003,689	$1,048,000	$611,330	$214,562	$15,250	$—	$—	$27,892,831	$(6,973)
Accrued Discounts/Premiums	17,027	—	—	—	—	—	—	17,027	—
Realized Gain/Loss	(1,884,752)	—	—	—	54,880	—	—	(1,829,872)	—
Change in Unrealized Appreciation/Depreciation	(68,563)	—	(113,530)	(77,831)	(15,250)	(1,428,609)	—	(1,703,783)	6,973
Net Purchases/Sales	1,877,768	—	—	—	(54,880)	1,717,401	1,251,821	4,792,110	—
Net Transfers In and/or Out of Level 3*	(6,947,315)	—	—	—		—	—	(6,947,315)	—

Balance as of 10/31/09	$18,997,854	$1,048,000	$497,800	$136,731	$—	$288,792	$1,251,821	$22,220,998	$—

Net Change in Unrealized Appreciation/Depreciation from investments still held as of 10/31/09								$(3,599,885)	$—

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfers in and the market value as of the end of the period for transfers out.

Item 2.	Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Senior Income Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	December 17, 2009